    AIM MID CAP CORE EQUITY FUND - CLASS A, B, C, R AND INVESTOR CLASS SHARES

                          Supplement dated May 12, 2005
                     to the Prospectus dated April 29, 2005


The following information is added following the fifth paragraph under the heading "OTHER INFORMATION - LIMITED FUND OFFERING" on page 7 of the prospectus:

         "At the advisor's discretion, proprietary asset allocation funds may open new accounts in the fund."

     AIM SMALL CAP GROWTH FUND - CLASS A, B, C, R AND INVESTOR CLASS SHARES

                          Supplement dated May 12, 2005
                     to the Prospectus dated April 29, 2005


The following information is added following the fifth paragraph under the heading "OTHER INFORMATION - LIMITED FUND OFFERING" on page 8 of the prospectus:

         "At the advisor's discretion, proprietary asset allocation funds may open new accounts in the fund."

                          INSTITUTIONAL CLASS SHARES OF

                              AIM BASIC VALUE FUND
                        AIM CONSERVATIVE ALLOCATION FUND
                             AIM GLOBAL EQUITY FUND
                           AIM GROWTH ALLOCATION FUND
                          AIM MID CAP CORE EQUITY FUND
                          AIM MODERATE ALLOCATION FUND
                       AIM MODERATE GROWTH ALLOCATION FUND
                   AIM MODERATELY CONSERVATIVE ALLOCATION FUND
                            AIM SMALL CAP GROWTH FUND

                          Supplement dated May 12, 2005
                     to the Prospectus dated April 29, 2005


The following information is added after the fifth paragraph appearing under the heading "OTHER INFORMATION - LIMITED FUND OFFERING (SMALL CAP GROWTH AND MID CAP CORE EQUITY)" on page 22 of the prospectus:

         "At the advisor's discretion, proprietary asset allocation funds may open new accounts in the fund."

                                RETAIL CLASSES OF

                              AIM BASIC VALUE FUND
                        AIM CONSERVATIVE ALLOCATION FUND
                             AIM GLOBAL EQUITY FUND
                           AIM GROWTH ALLOCATION FUND
                          AIM MID CAP CORE EQUITY FUND
                          AIM MODERATE ALLOCATION FUND
                       AIM MODERATE GROWTH ALLOCATION FUND
                   AIM MODERATELY CONSERVATIVE ALLOCATION FUND
                            AIM SMALL CAP GROWTH FUND

                    (SERIES PORTFOLIOS OF AIM GROWTH SERIES)

                          Supplement dated May 12, 2005
                   to the Statement of Additional Information
                              dated April 29, 2005


The following information supercedes and replaces in its entirety the third paragraph under the heading "GENERAL INFORMATION ABOUT THE TRUST - FUND HISTORY" on page 1 of the Statement of Additional Information:

                  "Effective as of March 18, 2002, AIM Small Cap Growth Fund limited public sales of its shares to certain investors. Also, effective as of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund limited public sales of its shares to certain investors. The following types of investors may continue to invest in either Fund if they are invested in the Fund as of the date on which the Fund limited public sales of its shares to certain investors and remain invested in the Fund after that date: existing shareholders of the Fund; existing shareholders of the Fund who open other accounts in their name; retirement plans maintained pursuant to Section 401 of the Internal Revenue Code ("the Code"); retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 502(c)(3) of the Code; retirement plans maintained pursuant to Section 457 of the Code; non-qualified deferred compensation plans maintained pursuant to
         Section 83 of the Code; and Qualified Tuition Programs maintained pursuant to Section 529 of the Code. Future investments in the Fund made by existing brokerage firm wrap programs will be at the discretion of A I M Distributors, Inc. ("AIM Distributors"). Please contact AIM Distributors for approval. The following types of investors may open new accounts in either Fund, if approved by AIM Distributors: retirement plans maintained pursuant to Section 401 of the Code; retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 502(c)(3) of the Code; retirement plans maintained pursuant to Section 457 of the Code; non-qualified deferred compensation plans maintained pursuant to Section 83 of the Code; Qualified Tuition Programs maintained pursuant to Section 529 of the Code; and the portfolio management team, including analysts. Such plans and programs that are considering AIM Small Cap Growth Fund or AIM Mid Cap Core Equity Fund as an investment option should contact AIM Distributors for approval. At A I M Advisors, Inc.'s ("AIM") discretion, proprietary asset allocation funds may open new accounts in the Fund."

The following information supercedes and replaces in its entirety the third paragraph under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - ASSET ALLOCATION FUNDS" on page 7 of the Statement of Additional
Information:

                  "Effective July 18, 2005, the AIM Small Company Growth Fund will be substituted for AIM Small Cap Growth Fund as an Underlying Fund allocation in the AIM Growth Allocation Fund and the AIM Capital Development Fund will be substituted for the AIM Mid Cap Stock Fund as an Underlying Fund allocation in the AIM Moderate Allocation Fund."

                            INSTITUTIONAL CLASSES OF

                              AIM BASIC VALUE FUND
                        AIM CONSERVATIVE ALLOCATION FUND
                             AIM GLOBAL EQUITY FUND
                           AIM GROWTH ALLOCATION FUND
                          AIM MID CAP CORE EQUITY FUND
                          AIM MODERATE ALLOCATION FUND
                       AIM MODERATE GROWTH ALLOCATION FUND
                   AIM MODERATELY CONSERVATIVE ALLOCATION FUND
                            AIM SMALL CAP GROWTH FUND

                    (SERIES PORTFOLIOS OF AIM GROWTH SERIES)

                          Supplement dated May 12, 2005
                   to the Statement of Additional Information
                              dated April 29, 2005

The following information supercedes and replaces in its entirety the third paragraph under the heading "GENERAL INFORMATION ABOUT THE TRUST - FUND HISTORY" on page 1 of the Statement of Additional Information:

                  "Effective as of March 18, 2002, AIM Small Cap Growth Fund limited public sales of its shares to certain investors. Also, effective as of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund limited public sales of its shares to certain investors. The following types of investors may continue to invest in either Fund if they are invested in the Fund as of the date on which the Fund limited public sales of its shares to certain investors and remain invested in the Fund after that date: existing shareholders of the Fund; existing shareholders of the Fund who open other accounts in their name; retirement plans maintained pursuant to Section 401 of the Internal Revenue Code ("the Code"); retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 502(c)(3) of the Code; retirement plans maintained pursuant to Section 457 of the Code; non-qualified deferred compensation plans maintained pursuant to
         Section 83 of the Code; and Qualified Tuition Programs maintained pursuant to Section 529 of the Code. Future investments in the Fund made by existing brokerage firm wrap programs will be at the discretion of A I M Distributors, Inc. ("AIM Distributors"). Please contact AIM Distributors for approval. The following types of investors may open new accounts in either Fund, if approved by AIM Distributors: retirement plans maintained pursuant to Section 401 of the Code; retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 502(c)(3) of the Code; retirement plans maintained pursuant to Section 457 of the Code; non-qualified deferred compensation plans maintained pursuant to Section 83 of the Code; Qualified Tuition Programs maintained pursuant to Section 529 of the Code; and the portfolio management team, including analysts. Such plans and programs that are considering AIM Small Cap Growth Fund or AIM Mid Cap Core Equity Fund as an investment option should contact AIM Distributors for approval. At A I M Advisors, Inc.'s ("AIM") discretion, proprietary asset allocation funds may open new accounts in the Fund."

The following information supercedes and replaces in its entirety the third paragraph under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - ASSET ALLOCATION FUNDS" on page 7 of the Statement of Additional
Information:

                  "Effective July 18, 2005, the AIM Small Company Growth Fund will be substituted for AIM Small Cap Growth Fund as an Underlying Fund allocation in the AIM Growth Allocation Fund and the AIM Capital Development Fund will be substituted for the AIM Mid Cap Stock Fund as an Underlying Fund allocation in the AIM Moderate Allocation Fund."